Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
bpost SA	13,551	$84,725

Banks — 8.2%
KBC Group NV	25,721	1,607,789

Beverages — 22.7%
Anheuser-Busch InBev SA/NV	78,903	4,447,808

Biotechnology — 8.9%
Argenx SE(a)	4,707	1,458,369
Galapagos NV(a)	5,219	286,573
		1,744,942
Capital Markets — 0.8%
Gimv NV	2,507	146,737

Chemicals — 9.3%
Recticel SA	5,844	114,920
Solvay SA	7,542	736,820
Tessenderlo Group SA(a)	2,521	85,993
Umicore SA	19,851	881,288
		1,819,021
Construction & Engineering — 0.6%
Cie d’Entreprises CFE.(a)	1,051	117,097

Distributors — 2.0%
D’ieteren Group	2,536	396,230

Diversified Financial Services — 9.6%
Ackermans & van Haaren NV	2,580	435,403
Groupe Bruxelles Lambert SA	9,321	859,579
KBC Ancora	4,318	195,190
Sofina SA	1,689	397,582
		1,887,754
Diversified Telecommunication Services — 1.5%
Proximus SADP.	17,307	298,478

Electric Utilities — 2.8%
Elia Group SA/NV	3,347	550,629

Electronic Equipment, Instruments & Components — 1.0%
Barco NV	8,393	196,731

Entertainment — 0.5%
Kinepolis Group NV(a)	1,972	103,891

Equity Real Estate Investment Trusts (REITs) — 10.3%
Aedifica SA	3,729	432,391
Befimmo SA	2,945	148,662
Cofinimmo SA	2,986	390,037
Intervest Offices & Warehouses NV	3,184	91,436
Montea NV	1,310	140,726
Retail Estates NV	1,402	110,730
Warehouses De Pauw CVA	15,371	566,436
Xior Student Housing NV	2,749	141,883
		2,022,301
Food & Staples Retailing — 1.0%
Etablissements Franz Colruyt NV	6,323	205,237

Health Care Equipment & Supplies — 0.3%
Ion Beam Applications	3,712	61,210

Security	Shares	Value

Health Care Providers & Services — 0.7%
Fagron	7,847	$138,282

Health Care Technology — 0.4%
AGFA-Gevaert NV(a)	20,588	86,180

Insurance — 4.4%
Ageas SA/NV	17,273	869,329

IT Services — 0.4%
Econocom Group SA/NV	17,899	70,049

Media — 0.8%
Telenet Group Holding NV	5,592	148,796

Metals & Mining — 0.9%
Bekaert SA	4,457	180,020

Oil, Gas & Consumable Fuels — 1.3%
Euronav NV	20,534	262,718

Personal Products — 0.4%
Ontex Group NV(a)	9,606	79,271

Pharmaceuticals — 6.0%
Mithra Pharmaceuticals SA(a)(b)	3,238	26,118
UCB SA	12,978	1,145,012
		1,171,130
Real Estate Management & Development — 1.8%
Immobel SA	756	52,101
Shurgard Self Storage SA	2,414	126,119
VGP NV	897	174,037
		352,257
Semiconductors & Semiconductor Equipment — 1.1%
Melexis NV	2,411	209,185

Textiles, Apparel & Luxury Goods — 0.3%
Van de Velde NV	1,378	54,365

Wireless Telecommunication Services — 0.3%
Orange Belgium SA(a)	2,817	57,183

Total Common Stocks — 98.7%
(Cost: $26,734,150)	.	19,369,345

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	28,247	28,247
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	10,000	10,000
		38,247
Total Short-Term Securities — 0.2%
(Cost: $38,245)		38,247

Total Investments in Securities — 98.9%
(Cost: $26,772,395)		19,407,592

Other Assets Less Liabilities — 1.1%		219,357

Net Assets — 100.0%		$19,626,949

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2022

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,177	$—	$(96,880	)(a)	$(13)	$(37)	$28,247	28,247	$7,370	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—	0	(a)	—	—	10,000	10,000	3		—
					$(13)	$(37)	$38,247		$7,373		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/17/22	$244	$16,225

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$152,646	$19,216,699	$—	$19,369,345
Money Market Funds	38,247	—	—	38,247
	$190,893	$19,216,699	$—	$19,407,592
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$16,225	$—	$16,225

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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